Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

The following table sets forth the computation of basic and diluted loss per ordinary share for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the Years Ended December 31,
	2025	2024	2023
Net Loss Attributable to Zhongchao Inc.’s shareholders	$(6,310,153)	$(643,229)	$(11,335,911)

Weighted average number of ordinary share outstanding*
Basic and Diluted	3,418,290	650,678	325,419

Loss per share
Basic and Diluted	$(1.85)	$(0.99)	$(34.83)

*	Retrospectively restated for the effect of share consolidation (see Note 21)